Inventory - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventories recognized as expense	$ 689.3	$ 558.1
Inventory write downs	30.8	8.9
Provision for impaired and obsolete inventory	30.6	7.0
Fair value component of excess and obsolete inventory provision	$ 0.2	$ 1.9